Business Combination (Tables)	6 Months Ended
Feb. 28, 2026
Business Combination
Summary of recognized amounts of assets acquired and liabilities assumed

Fair Value
Item	$
Cash acquired	27,616
Inventories	144,483
Trade and other payables	(129,395)
Advances from related parties	(75,000)
Long-term debt	(158,639)
Net identifiable assets (liabilities)	(190,935)

The reconciliation to the consideration transferred is as follows:

$
Net identifiable assets (liabilities)	(190,935)
Goodwill arising on acquisition	190,935
Total consideration transferred	—